Loans receivable (Details) - Loans to corporate entities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loans receivable
Financial assets at beginning of period	$ 226	$ 148
New loans granted	368	601
Repayment of principal	(316)	(472)
Interest charged	26	70
Foreign exchange (gain) / loss	197	(62)
Write-off of loans receivable		(59)
Financial assets at end of period	$ 501	$ 226